UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-7445

                           SEI Asset Allocation Trust




                                   Registrant
                           SEI Asset Allocation Trust
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 (800) 342-5734




                                Agent for Service

                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110




                          Date of Fiscal Year End: 3/31




             Date of Reporting Period: July 1, 2006 to June 30, 2007



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                            Aggressive Strategy Fund

                The Aggressive Strategy Fund invests exclusively
              in other mutual funds. The Fund does not have voting
                rights for the securities held by the underlying
                                    fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                           Conservative Strategy Fund

                     The Conservative Strategy Fund invests
              exclusively in other mutual funds. The Fund does not
                have voting rights for the securities held by the
                               underlying fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                            Core Market Strategy Fund

                The Core Market Strategy Fund invests exclusively
              in other mutual funds. The Fund does not have voting
                rights for the securities held by the underlying
                                    fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                             Defensive Strategy Fund

                 The Defensive Strategy Fund invests exclusively
              in other mutual funds. The Fund does not have voting
                rights for the securities held by the underlying
                                    fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                      Diversified Conservative Income Fund

                The Diversified Conservative Income Fund invests
              exclusively in other mutual funds. The Fund does not
                have voting rights for the securities held by the
                               underlying fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                          Diversified Conservative Fund

                    The Diversified Conservative Fund invests
              exclusively in other mutual funds. The Fund does not
                have voting rights for the securities held by the
                               underlying fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                     Diversified Global Moderate Growth Fund

               The Diversified Global Moderate Growth Fund invests
              exclusively in other mutual funds. The Fund does not
                have voting rights for the securities held by the
                               underlying fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                        Diversified Moderate Growth Fund

                  The Diversified Moderate Growth Fund invests
              exclusively in other mutual funds. The Fund does not
                have voting rights for the securities held by the
                               underlying fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                         Diversified Global Growth Fund

                   The Diversified Global Growth Fund invests
              exclusively in other mutual funds. The Fund does not
                have voting rights for the securities held by the
                               underlying fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                          Diversified Global Stock Fund

                    The Diversified Global Stock Fund invests
              exclusively in other mutual funds. The Fund does not
                have voting rights for the securities held by the
                               underlying fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                           Diversified U.S. Stock Fund

                     The Diversified U.S. Stock Fund invests
              exclusively in other mutual funds. The Fund does not
                have voting rights for the securities held by the
                               underlying fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                           Market Growth Strategy Fund

                     The Market Growth Strategy Fund invests
              exclusively in other mutual funds. The Fund does not
                have voting rights for the securities held by the
                               underlying fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                             Moderate Strategy Fund

                 The Moderate Strategy Fund invests exclusively
              in other mutual funds. The Fund does not have voting
                rights for the securities held by the underlying
                                    fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                      Tax-Managed Aggressive Strategy Fund

                The Tax-Managed Aggressive Strategy Fund invests
              exclusively in other mutual funds. The Fund does not
                have voting rights for the securities held by the
                               underlying fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                      Conservative Strategy Allocation Fund

                The Conservative Strategy Allocation Fund invests
              exclusively in other mutual funds. The Fund does not
                have voting rights for the securities held by the
                               underlying fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                      Core Market Strategy Allocation Fund

                The Core Market Strategy Allocation Fund invests
              exclusively in other mutual funds. The Fund does not
                have voting rights for the securities held by the
                               underlying fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                       Defensive Strategy Allocation Fund

                 The Defensive Strategy Allocation Fund invests
              exclusively in other mutual funds. The Fund does not
                have voting rights for the securities held by the
                               underlying fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                     Market Growth Strategy Allocation Fund

               The Market Growth Strategy Allocation Fund invests
              exclusively in other mutual funds. The Fund does not
                have voting rights for the securities held by the
                               underlying fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                        Moderate Strategy Allocation Fund

                  The Moderate Strategy Allocation Fund invests
              exclusively in other mutual funds. The Fund does not
                have voting rights for the securities held by the
                               underlying fund(s).
                No votes have been cast on securities by the Fund
                          during the reporting period.

                                   Signatures


          Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Name of Registrant: SEI Asset Allocation Trust
By: /s/ Robert A. Nesher
President
Date: August 31, 2007